UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

June 30, 2014

Semi-Annual Repor t

QS Legg Mason

Variable Lifestyle Series

QS Legg Mason Variable Lifestyle Allocation 85%

QS Legg Mason Variable Lifestyle Allocation 70%

QS Legg Mason Variable Lifestyle Allocation 50%

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

QS Legg Mason Variable Lifestyle Series

QS Legg Mason Variable Lifestyle Series (“Variable Lifestyle Series”) consists of separate investment Portfolios, each with its own investment objective and policies. Each Portfolio offers different levels of potential return and involves different levels of risk.

The Portfolios are separate investment series of the Legg Mason Partners Variable Equity Trust, a Maryland statutory trust.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of QS Legg Mason Variable Lifestyle Series for the six-month reporting period ended June 30, 2014. Please read on for performance information for each Portfolio and a detailed look at prevailing economic and market conditions during the Portfolios’ reporting period.

Special shareholder notice

Effective June 30, 2014, the Portfolios previously known as Legg Mason Variable Lifestyle Allocation 85%, Legg Mason Variable Lifestyle Allocation 70% and Legg Mason Variable Lifestyle Allocation 50% were renamed QS Legg Mason Variable Lifestyle Allocation 85%, QS Legg Mason Variable Lifestyle Allocation 70% and QS Legg Mason Variable Lifestyle Allocation 50%, respectively. Additionally, at this time, the name of the Portfolios’ subadviser, Legg Mason Global Asset Allocation, LLC (“LMGAA”), changed to QS Legg Mason Global Asset Allocation, LLC (“QS LMGAA”). There is no change in each Portfolio’s investment objective as a result of these name changes.

Effective May 30, 2014, QS LMGAA utilizes a team management approach headed by Y. Wayne Lin, Thomas Picciochi and Ellen Tesler to manage the assets of the Portfolios. Mr. Lin (Portfolio Manager of QS LMGAA) has been a portfolio manager for the Portfolios since 2012. Mr. Picciochi (Portfolio Manager of QS LMGAA) and Ms. Tesler (Portfolio Manager of QS LMGAA) have been portfolio managers for the Portfolios since May 30, 2014. Mr. Lin serves as Portfolio Manager for QS LMGAA and has 20 years of investment experience. Prior to June 2014, he served as Chief Administrative Officer, Investment Strategy Analyst and Portfolio Manager of LMGAA. Mr. Picciochi serves as a Portfolio Manager of QS LMGAA and has 24 years of investment experience. He has been responsible for multi-asset portfolio management and trading at QS Investors since 2010. Ms. Tesler serves as a Portfolio Manager of QS LMGAA and has 15 years of investment experience. She has been a member of the portfolio management and trading group at QS Investors since 2010. For more information regarding these changes, please see each Portfolio’s prospectus.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Market insights and commentaries from our portfolio managers and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

July 31, 2014

II	QS Legg Mason Variable Lifestyle Series

Investment commentary

Economic review

Since the end of the Great Recession, the U.S. economy has expanded at a slower than usual pace, compared to recent history. U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce’s revised figures, was 4.5% during the third quarter of 2013, its best reading since the fourth quarter of 2011. At the beginning of the six months ended June 30, 2014 (the “reporting period”), the severe winter weather of January and February played a key role in a sharp reversal in the economy, a 2.1% contraction during the first quarter of 2014. This was the first negative GDP report in three years. Negative contributions were widespread: private inventory investment, exports, state and local government spending, nonresidential and residential fixed investment. Thankfully, this setback was very brief, as the initial reading for second quarter GDP growth, released after the reporting period ended, was 4.0%, suggesting the recovery has some resilience and continues to recover from the severe consequences of the Great Recession. The second quarter rebound in GDP growth was driven by several factors, including increased private inventory investment and exports, as well as an acceleration in personal consumption expenditures and an upturn in state and local government spending.

The U.S. manufacturing sector continued to support the economy during the reporting period. Based on figures for the Institute for Supply Management’s Purchasing Managers’ Index (“PMI”)ii, U.S. manufacturing expanded during all six months of the reporting period (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). After a reading of 56.5 in December 2013, the PMI fell to 51.3 in January 2014, its weakest reading since May 2013. However, the PMI moved up the next four months and was 55.4 in May 2014, and slipped to 55.3 in June, with fifteen of the eighteen industries within the PMI expanding.

The U.S. job market improved during the reporting period. When the period began, unemployment, as reported by the U.S. Department of Labor, was 6.6%. Unemployment then ticked up to 6.7% in February and held steady in March 2014. Unemployment then fell to 6.3% in April and was unchanged in May. The labor market then gathered additional momentum in June, as the unemployment rate fell to 6.1%, the lowest level since September 2008. However, falling unemployment during the period was partially due to a decline in the workforce participation rate, which was 62.8% from May through June 2014, matching the lowest level since 1978. The number of longer-term unemployed, however, declined, as 32.8% of the 9.5 million Americans looking for work in June 2014 had been out of work for more than six months. In contrast, 37.7% of the 10.4 million Americans looking for work in December 2013 had been out of work for more than six months.

Growth outside the U.S. generally improved in developed countries. In its April 2014 World Economic Outlook Update, released after the reporting period ended, the International Monetary Fund (“IMF”) stated that “Global activity has broadly strengthened and is expected to improve further in 2014-15, with much of the impetus coming from advanced economies.” From a regional perspective, the IMF anticipates 2014 growth will be 1.2% in the Eurozone, versus -0.5% in 2013. Economic activity in Japan is expected to be relatively stable, with growth of 1.4% in 2014, compared to 1.5% in 2013. After moderating in 2013, the IMF projects that overall growth in emerging market countries will improve somewhat in 2014, with growth of 4.9% versus 4.7% in 2013.

QS Legg Mason Variable Lifestyle Series	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As has been the case since December 2008, the Fed kept the federal funds rateiv at a historically low range between zero and 0.25%. At its meeting in December 2012, prior to the beginning of the reporting period, the Fed announced that it would continue purchasing $40 billion per month of agency mortgage-backed securities (“MBS”), as well as initially purchasing $45 billion per month of longer-term Treasuries. Following the meeting that concluded on December 18, 2013, the Fed announced that it would begin tapering its monthly asset purchases, saying “Beginning in January 2014, the Committee will add to its holdings of agency MBS at a pace of $35 billion per month rather than $40 billion per month, and will add to its holdings of longer-term Treasury securities at a pace of $40 billion per month rather than $45 billion per month.”

At each of the Fed’s next four meetings (January, March, April and June 2014), it announced further $10 billion tapering of its asset purchases. Finally, at its meeting that ended on July 30, 2014, after the reporting period ended, the Fed again cut its monthly asset purchases. Beginning in August, it will buy a total of $25 billion per month ($10 billion per month of agency MBS and $15 billion per month of longer-term Treasuries).

Q. What actions did international central banks take during the reporting period?

A. Given the economic challenges in the Eurozone, the European Central Bank (“ECB”)v took a number of actions to stimulate growth. In December 2013, before the beginning of the reporting period, the ECB cut rates from 0.50% to 0.25%, a new record low. On June 5, 2014, the ECB made a number of additional moves in an attempt to support the region’s economy and ward off deflation: the ECB reduced rates to a new low of 0.15%, and it will now charge commercial banks 0.10% to keep money at the ECB. This “negative deposit rate” is aimed at encouraging commercial banks to lend some of their incremental cash which, in turn, could help to spur growth. In other developed countries, the Bank of England kept rates on hold at 0.50% during the reporting period, as did Japan at a range of zero to 0.10%, its lowest level since 2006. Elsewhere, the People’s Bank of China kept rates on hold at 6.0%.

Q. What factors impacted the U.S. stock market during the reporting period?

A. While there were brief periods of volatility, the U.S. stock market generated strong results during the reporting period. A number of macro issues, including some weak global economic data and geopolitical concerns caused the market to decline in January 2014. However, the setback was only temporary, as stocks rallied sharply in February given generally solid corporate profits and robust investor demand. The market was highly resilient and posted positive returns from March through June 2014. All told, for the six months ended June 30, 2014, the S&P 500 Indexvi gained 7.14%. The S&P 500 Index has now tripled since its low in 2009.

Looking at the U.S. stock market more closely, mid-cap stocks generated the best returns during the six months ended June 30, 2014, with the Russell Midcap Indexvii returning 8.67%. In contrast, large-cap stocks, as measured by the Russell 1000 Indexviii, returned 7.27% and small-cap stocks, as measured by the Russell 2000 Indexix, rose 3.19%. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthx and Russell 3000 Valuexi Indices, returned 5.98% and 7.95%, respectively.

Q. How did the international stock markets perform during the reporting period?

A. International developed country stock markets, as measured by the MSCI EAFE Indexxii posted a positive return but underperformed the S&P 500 Index during the six months ended June 30, 2014, gaining 4.78%. Emerging market equities, as measured by the MSCI Emerging Markets Indexxiii returned 6.14% over the same period. Emerging market equities were initially weak due to concerns about global growth and, more specifically, China’s ability to orchestrate a “soft landing” for its economy. However, investor sentiment for these stocks later improved, triggering a sharp rally.

Q. Did Treasury yields trend higher or lower during the six months ended June 30, 2014?

A. Short-term Treasury yields moved higher, whereas long-term Treasury yields declined during the reporting period. When the reporting period began, the yield on the two-year Treasury was 0.38%. It fell as low as 0.30% in early February 2014, and was as high as 0.51% on June 17, 2014, before ending the period at 0.47%. The yield on the ten-year Treasury began the period at 3.04%, its peak for the period. The ten-year Treasury fell as low as 2.44% on May 28, 2014 and ended the period at 2.53%.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors generated positive results during the reporting period, rallying in January and February 2014, as investor demand was solid overall. The majority of spread sectors then modestly declined in March as interest rates moved higher. However, the reporting period ended on an upbeat note as the spread sectors generated positive results from April through June. The overall bond market, as measured by the Barclays U.S. Aggregate Indexxiv, gained 3.93% during the six months ended June 30, 2014.

IV	QS Legg Mason Variable Lifestyle Series

Q. How did the high-yield bond market perform over the six months ended June 30, 2014?

A. The U.S. high-yield bond market was among the best performing spread sectors during the reporting period, gaining 5.46% for the six-months ended June 30, 2014. The asset class, as measured by the Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexxv, posted positive returns during all six months covered by the reporting period. Supporting the high yield market was generally solid investor demand and low defaults.

Q. How did the emerging markets debt asset class perform over the reporting period?

A. The asset class was volatile but generated extremely strong results during the six months ended June 30, 2014. The asset class weakened in January 2014, given renewed concerns about China’s economy and depreciating emerging market currencies. However, the asset class rallied sharply from February through June 2014 as investor demand was generally robust. Overall, the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)xvi gained 9.10% during the six months ended June 30, 2014.

QS Legg Mason Variable Lifestyle Series	V

Investment commentary (cont’d)

QS Legg Mason Variable Lifestyle Allocation 85%

Target Asset Allocation1

QS Legg Mason Variable Lifestyle Allocation 85% seeks capital appreciation by investing 85% of its assets in underlying funds that invest principally in equity securities and 15% in underlying funds that invest principally in fixed-income securities.

Performance review

For the six months ended June 30, 2014, QS Legg Mason Variable Lifestyle Allocation 85%2 returned 5.68%. The Portfolio’s unmanaged benchmarks, the Barclays U.S. Aggregate Index, the Russell 3000 Indexxvii and the Lifestyle Allocation 85% Composite Benchmarkxviii, returned 3.93%, 6.94% and 5.58%, respectively, over the same time frame. The Lipper Variable Mixed-Asset Target Allocation Growth Funds Category Average3 returned 5.24% for the same period.

Performance Snapshot as of June 30, 2014 (unaudited)
6 months
Variable Lifestyle Allocation 85%[2]	5.68%
Barclays U.S. Aggregate Index	3.93%
Russell 3000 Index	6.94%
Lifestyle Allocation 85% Composite Benchmark	5.58%
Lipper Variable Mixed-Asset Target Allocation Growth Funds Category Average[3]	5.24%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Portfolio return assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Portfolio’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity and fixed-income markets in general, particular sectors of such markets and the performance outlook for the underlying funds. The Portfolio is not expected to be invested in all of the underlying funds at any time. The Portfolio may change its allocations among the underlying funds and may vary the allocation between equity and fixed-income funds within the Target Range4 without prior notice to shareholders.

Total Annual Operating Expenses† (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2014, the gross total annual operating expense ratio for the Portfolio was 0.93%.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets is not expected to exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

The Target Asset Allocation set forth above represents an approximate mix of investments for QS Legg Mason Variable Lifestyle Allocation 85%. The allocation and investment mix of the Portfolio may vary depending upon market conditions, cash flows in and out of the Portfolio and other factors. In addition, the allocation and investment range of the Portfolio may be changed, from time to time, without prior notice to shareholders.

[2]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

[3]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2014, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 315 funds in the Portfolio’s Lipper category.

[4]	The Target Range is the percentage range, as stated by the prospectus, within which the Portfolio may make tactical changes to its equity funds/fixed-income funds allocation.

†	Includes expenses of the underlying funds in which the Portfolio invests.

VI	QS Legg Mason Variable Lifestyle Series

QS Legg Mason Variable Lifestyle Allocation 70%

Target Asset Allocation1

QS Legg Mason Variable Lifestyle Allocation 70% seeks long-term growth of capital by investing 70% of its assets in underlying funds that invest principally in equity securities and 30% in underlying funds that invest principally in fixed-income securities.

Performance review

For the six months ended June 30, 2014, QS Legg Mason Variable Lifestyle Allocation 70%2 returned 5.63%. The Portfolio’s unmanaged benchmarks, the Barclays U.S. Aggregate Index, the Russell 3000 Index and the Lifestyle Allocation 70% Composite Benchmarkxix, returned 3.93%, 6.94% and 5.42%, respectively, for the same period. The Lipper Variable Mixed-Asset Target Allocation Growth Funds Category Average3 returned 5.24% over the same time frame.

Performance Snapsot as of June 30, 2014 (unaudited)
6 months
Variable Lifestyle Allocation 70%[2]	5.63%
Barclays U.S. Aggregate Index	3.93%
Russell 3000 Index	6.94%
Lifestyle Allocation 70% Composite Benchmark	5.42%
Lipper Variable Mixed-Asset Target Allocation Growth Funds Category Average[3]	5.24%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Portfolio return assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Portfolio’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity and fixed-income markets in general, particular sectors of such markets and the performance outlook for the underlying funds. The Portfolio is not expected to be invested in all of the underlying funds at any time. The Portfolio may change its allocations among the underlying funds and may vary the allocation between equity and fixed-income funds within the Target Range4 without prior notice to shareholders.

Total Annual Operating Expenses† (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2014, the gross total annual operating expense ratio for the Portfolio was 0.96%.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets is not expected to exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

The Target Asset Allocation set forth above represents an approximate mix of investments for QS Legg Mason Variable Lifestyle Allocation 70%. The allocation and investment mix of the Portfolio may vary depending upon market conditions, cash flows in and out of the Portfolio and other factors. In addition, the allocation and investment ranges of the Portfolio may be changed, from time to time, without prior notice to shareholders.

[2]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

[3]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2014, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 315 funds in the Portfolio’s Lipper category.

[4]	The Target Range is the percentage range, as stated by the prospectus, within which the Portfolio may make tactical changes to its equity funds/fixed-income funds allocation.

†	Includes expenses of the underlying funds in which the Portfolio invests.

QS Legg Mason Variable Lifestyle Series	VII

Investment commentary (cont’d)

QS Legg Mason Variable Lifestyle Allocation 50%

Target Asset Allocation1

QS Legg Mason Variable Lifestyle Allocation 50% seeks a balance of growth of capital and income by investing 50% of its assets in underlying funds that invest principally in equity securities and 50% in underlying funds that invest principally in fixed-income securities.

Performance review

For the six months ended June 30, 2014, QS Legg Mason Variable Lifestyle Allocation 50%2 returned 5.52%. The Portfolio’s unmanaged benchmarks, the Barclays U.S. Aggregate Index, the Russell 1000 Index and the Lifestyle Allocation 50% Composite Benchmarkxx, returned 3.93%, 7.27% and 5.04%, respectively, for the same period. The Lipper Variable Mixed-Asset Target Allocation Moderate Funds Category Average3 returned 5.00% over the same time frame.

Performance Snapshot as of June 30, 2014 (unaudited)
6 months
Variable Lifestyle Allocation 50%[2]	5.52%
Barclays U.S. Aggregate Index	3.93%
Russell 1000 Index	7.27%
Lifestyle Allocation 50% Composite Benchmark	5.04%
Lipper Variable Mixed-Asset Target Allocation Moderate Funds Category Average[3]	5.00%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Portfolio return assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Portfolio’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity and fixed-income markets in general, particular sectors of such markets and the performance outlook for the underlying funds. The Portfolio is not expected to be invested in all of the underlying funds at any time. The Portfolio may change its allocations among the underlying funds and may vary the allocation between equity and fixed-income funds within the Target Range4 without prior notice to shareholders.

Total Annual Operating Expenses† (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2014, the gross total annual operating expense ratio for the Portfolio was 0.82%.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets is not expected to exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

The Target Asset Allocation set forth above represents an approximate mix of investments for QS Legg Mason Variable Lifestyle Allocation 50%. The allocation and investment mix of the Portfolio may vary depending upon market conditions, cash flows in and out of the Portfolio and other factors. In addition, the allocation and investment range of the Portfolio may be changed, from time to time, without prior notice to shareholders.

[2]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

[3]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2014, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 252 funds in the Portfolio’s Lipper category.

[4]	The Target Range is the percentage range, as stated by the prospectus, within which the Portfolio may make tactical changes to its equity funds/fixed-income funds allocation.

†	Includes expenses of the underlying funds in which the Portfolio invests.

VIII	QS Legg Mason Variable Lifestyle Series

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

July 31, 2014

RISKS: Equity securities are subject to price fluctuation. Fixed-income securities are subject to interest rate and credit risks. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets. Investments in small- and mid-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. As interest rates rise, bond prices fall, reducing the value of the Portfolios’ share prices. High-yield bonds involve greater credit and liquidity risks than investment grade bonds. There are additional risks and other expenses associated with investing in other mutual funds rather than directly in portfolio securities. Certain underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Portfolio performance. Additionally, the portfolio managers may invest in underlying funds that have a limited performance history. Please see the Portfolios’ prospectuses for a more complete discussion of these and other risks, and the Portfolios’ investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the U.S. manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.

vi	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

vii

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

viii

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market.

ix

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

[x]

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

xi

The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

xii	The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada.

xiii	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

xiv

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

xv

The Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

xvi

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

xvii	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

xviii

The Lifestyle Allocation 85% Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Barclays U.S. Aggregate Index and 5% Barclays U.S. Corporate High Yield — 2% Issuer Cap Index.

xix

The Lifestyle Allocation 70% Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Barclays U.S. Aggregate Index and 5% Barclays U.S. Corporate High Yield — 2% Issuer Cap Index.

xx

The Lifestyle Allocation 50% Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Barclays U.S. Aggregate Index and 7% Barclays U.S. Corporate High Yield — 2% Issuer Cap Index.

QS Legg Mason Variable Lifestyle Series	IX

Portfolios at a glance (unaudited)

QS Legg Mason Variable Lifestyle Allocation 85% Breakdown† as of — June 30, 2014

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
11.6 Legg Mason Partners Equity Trust — QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Health Care Energy
11.3 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Information Technology Industrials Energy Health Care
10.9 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Health Care Consumer Discretionary Industrials
10.7 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Information Technology Consumer Discretionary Energy Industrials
10.0 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Financials Industrials Information Technology Materials Consumer Discretionary
9.8 Legg Mason Global Asset Management Trust — QS Batterymarch International Equity Fund, Class IS Shares	Financials Health Care Consumer Discretionary Industrials Consumer Staples
7.6 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Financials
7.2 The Royce Fund — Royce Value Fund, Institutional Class Shares	Consumer Discretionary Information Technology Financials Energy Materials
6.9 Legg Mason Global Asset Management Trust — QS Legg Mason Strategic Real Return Fund, Class IS Shares	U.S. Treasury Inflation Protected Securities Investments In Underlying Funds Financials Consumer Discretionary Information Technology

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
5.1 Legg Mason Partners Equity Trust — ClearBridge Mid Cap Core Fund, Class IS Shares	Consumer Discretionary Financials Information Technology Health Care Industrials
3.9 Western Asset Funds, Inc. — Western Asset Total Return Unconstrained Fund, Class IS Shares	Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-backed Securities Sovereign Bonds
2.8 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Energy Industrials Materials Financials
2.2 Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-backed Securities Collateralized Mortgage Obligations U.S. Government & Agency Obligations Sovereign Bonds

QS Legg Mason Variable Lifestyle Series 2014 Semi-Annual Report	1

Portfolios at a glance (unaudited) (cont’d)

QS Legg Mason Variable Lifestyle Allocation 70% Breakdown† as of — June 30, 2014

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
10.5 Legg Mason Partners Equity Trust — QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Health Care Energy
10.3 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Information Technology Industrials Energy Health Care
10.2 Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-backed Securities Collateralized Mortgage Obligations U.S. Government & Agency Obligations Sovereign Bonds
10.1 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Health Care Consumer Discretionary Industrials
9.8 Western Asset Funds, Inc. — Western Asset Total Return Unconstrained Fund, Class IS Shares	Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-backed Securities Sovereign Bonds
9.6 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Information Technology Consumer Discretionary Energy Industrials
7.2 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Financials Industrials Information Technology Materials Consumer Discretionary

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
6.9 Legg Mason Global Asset Management Trust — QS Legg Mason Strategic Real Return Fund, Class IS Shares	U.S. Treasury Inflation Protected Securities Investments In Underlying Funds Financials Consumer Discretionary Information Technology
6.2 Legg Mason Global Asset Management Trust — QS Batterymarch International Equity Fund, Class IS Shares	Financials Health Care Consumer Discretionary Industrials Consumer Staples
5.6 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Financials
5.1 The Royce Fund — Royce Value Fund, Institutional Class Shares	Consumer Discretionary Information Technology Financials Energy Materials
4.7 Legg Mason Partners Equity Trust — ClearBridge Mid Cap Core Fund, Class IS Shares	Consumer Discretionary Financials Information Technology Health Care Industrials
3.8 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Energy Industrials Materials Financials

2	QS Legg Mason Variable Lifestyle Series 2014 Semi-Annual Report

QS Legg Mason Variable Lifestyle Allocation 50% Breakdown† as of — June 30, 2014

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
25.0 Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-backed Securities Collateralized Mortgage Obligations U.S. Government & Agency Obligations Sovereign Bonds
12.7 Western Asset Funds, Inc. — Western Asset Total Return Unconstrained Fund, Class IS Shares	Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-backed Securities Sovereign Bonds
7.7 Legg Mason Partners Equity Trust — QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Health Care Energy
7.4 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Information Technology Industrials Energy Health Care
7.1 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Health Care Consumer Discretionary Industrials
7.0 Legg Mason Global Asset Management Trust — QS Legg Mason Strategic Real Return Fund, Class IS Shares	U.S. Treasury Inflation Protected Securities Investments In Underlying Funds Financials Consumer Discretionary Information Technology
6.6 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Information Technology Consumer Discretionary Energy Industrials

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
5.9 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Energy Industrials Materials Financials
4.4 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Financials
4.3 The Royce Fund — Royce Value Fund, Institutional Class Shares	Consumer Discretionary Information Technology Financials Energy Materials
4.2 Legg Mason Global Asset Management Trust — QS Batterymarch International Equity Fund, Class IS Shares	Financials Health Care Consumer Discretionary Industrials Consumer Staples
4.2 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Financials Industrials Information Technology Materials Consumer Discretionary
3.5 Legg Mason Partners Equity Trust — ClearBridge Mid Cap Core Fund, Class IS Shares	Consumer Discretionary Financials Information Technology Health Care Industrials

QS Legg Mason Variable Lifestyle Series 2014 Semi-Annual Report	3

Portfolios expenses (unaudited)

Example

As a shareholder of the Portfolios, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2014 and held for the six months ended June 30, 2014.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not each Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolios and other portfolios. To do so, compare the 5.00% hypothetical example relating to the Portfolios with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
QS Legg Mason Variable Lifestyle Allocation 85%	5.68%	$1,000.00	$1,056.80	0.09%	$0.46	QS Legg Mason Variable Lifestyle Allocation 85%	5.00%	$1,000.00	$1,024.35	0.09%	$0.45
QS Legg Mason Variable Lifestyle Allocation 70%	5.63	1,000.00	1,056.30	0.17	0.87	QS Legg Mason Variable Lifestyle Allocation 70%	5.00	1,000.00	1,023.95	0.17	0.85
QS Legg Mason Variable Lifestyle Allocation 50%	5.52	1,000.00	1,055.20	0.09	0.46	QS Legg Mason Variable Lifestyle Allocation 50%	5.00	1,000.00	1,024.35	0.09	0.45

[1]	For the six months ended June 30, 2014.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which each Portfolio invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each Portfolio’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

4	QS Legg Mason Variable Lifestyle Series 2014 Semi-Annual Report

Schedules of investments (unaudited)

June 30, 2014

QS Legg Mason Variable Lifestyle Allocation 85%

Description			Shares	Value
Investments in Underlying Funds(a) — 99.8%
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			725,598	$14,635,320
QS Batterymarch International Equity Fund, Class IS Shares			812,216	12,678,691
QS Legg Mason Strategic Real Return Fund, Class IS Shares			599,787	8,942,824
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares			62,389	13,828,553
ClearBridge Appreciation Fund, Class IS Shares			698,841	14,151,529
ClearBridge International Value Fund, Class IS Shares			1,101,515	12,920,773
ClearBridge Mid Cap Core Fund, Class IS Shares			196,441	6,622,029
ClearBridge Small Cap Growth Fund, Class IS Shares			338,368	9,934,484
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			903,159	15,019,529
The Royce Fund — Royce Value Fund, Institutional Class Shares			668,358	9,370,375
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Fund, Class IS Shares			248,336	2,885,669
Western Asset High Yield Fund, Class IS Shares			394,659	3,678,220
Western Asset Total Return Unconstrained Fund, Class IS Shares			467,821	5,024,397
Total Investments in Underlying Funds before Short-Term Investments (Cost — $82,038,564)				129,692,393

	Rate	Maturity Date	Face Amount
Short-Term Investments — 0.2%
Repurchase Agreements — 0.2%
Interest in $2,100,000,000 joint tri-party repurchase agreement dated 6/30/14 with RBS Securities Inc.; Proceeds at maturity — $226,742; (Fully collateralized by various U.S. government obligations, 0.125% to 2.625% due 7/15/14 to 2/15/42; Market value — $231,277)	0.050%	7/1/14	$226,742	226,741
Interest in $243,197,000 joint tri-party repurchase agreement dated 6/30/14 with Deutsche Bank Securities Inc.; Proceeds at maturity — $26,259; (Fully collateralized by various U.S. government obligations, 0.000% due 8/15/17 to 11/15/42; Market value — $27,046)	0.050%	7/1/14	26,259	26,259
Total Short-Term Investments (Cost — $253,000)				253,000
Total Investments — 100.0% (Cost — $82,291,564#)				129,945,393
Liabilities in Excess of Other Assets — 0.0%				(41,253)
Total Net Assets — 100.0%				$129,904,140

(a)	Underlying Fund is affiliated with Legg Mason, Inc. and more information about the Underlying Fund is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

QS Legg Mason Variable Lifestyle Series 2014 Semi-Annual Report	5

Schedules of investments (unaudited) (cont’d)

June 30, 2014

QS Legg Mason Variable Lifestyle Allocation 70%

Description			Shares	Value
Investments in Underlying Funds(a) — 100.0%
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			262,324	$5,291,071
QS Batterymarch International Equity Fund, Class IS Shares			205,004	3,200,109
QS Legg Mason Strategic Real Return Fund, Class IS Shares			238,173	3,551,160
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares			22,287	4,939,910
ClearBridge Appreciation Fund, Class IS Shares			255,779	5,179,524
ClearBridge International Value Fund, Class IS Shares			314,421	3,688,162
ClearBridge Mid Cap Core Fund, Class IS Shares			71,297	2,403,413
ClearBridge Small Cap Growth Fund, Class IS Shares			97,516	2,863,069
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			325,348	5,410,533
The Royce Fund — Royce Value Fund, Institutional Class Shares			188,909	2,648,510
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Fund, Class IS Shares			449,409	5,222,130
Western Asset High Yield Fund, Class IS Shares			211,642	1,972,508
Western Asset Total Return Unconstrained Fund, Class IS Shares			467,830	5,024,495
Total Investments in Underlying Funds before Short-Term Investments (Cost — $33,115,161)				51,394,594

	Rate	Maturity Date	Face Amount
Short-Term Investments — 0.2%
Repurchase Agreements — 0.2%
Interest in $2,100,000,000 joint tri-party repurchase agreement dated 6/30/14 with RBS Securities Inc.; Proceeds at maturity — $106,649; (Fully collateralized by various U.S. government obligations, 0.125% to 2.625% due 7/15/14 to 2/15/42; Market value — $108,782)	0.050%	7/1/14	$106,649	106,649
Interest in $243,197,000 joint tri-party repurchase agreement dated 6/30/14 with Deutsche Bank Securities Inc.; Proceeds at maturity — $12,351; (Fully collateralized by various U.S. government obligations, 0.000% due 8/15/17 to 11/15/42; Market value — $12,721)	0.050%	7/1/14	12,351	12,351
Total Short-Term Investments (Cost — $119,000)				119,000
Total Investments — 100.2% (Cost — $33,234,161#)				51,513,594
Liabilities in Excess of Other Assets — (0.2)%				(116,506)
Total Net Assets — 100.0%				$51,397,088

(a)	Underlying Fund is affiliated with Legg Mason, Inc. and more information about the Underlying Fund is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

6	QS Legg Mason Variable Lifestyle Series 2014 Semi-Annual Report

QS Legg Mason Variable Lifestyle Allocation 50%

Description			Shares	Value
Investments in Underlying Funds(a) — 99.8%
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			452,873	$9,134,440
QS Batterymarch International Equity Fund, Class IS Shares			338,604	5,285,614
QS Legg Mason Strategic Real Return Fund, Class IS Shares			580,732	8,658,711
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares			36,819	8,160,885
ClearBridge Appreciation Fund, Class IS Shares			432,991	8,768,061
ClearBridge International Value Fund, Class IS Shares			445,861	5,229,947
ClearBridge Mid Cap Core Fund, Class IS Shares			130,084	4,385,119
ClearBridge Small Cap Growth Fund, Class IS Shares			185,029	5,432,442
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			573,785	9,542,036
The Royce Fund — Royce Value Fund, Institutional Class Shares			378,915	5,312,385
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Fund, Class IS Shares			2,671,150	31,038,764
Western Asset High Yield Fund, Class IS Shares			783,731	7,304,371
Western Asset Total Return Unconstrained Fund, Class IS Shares			1,471,864	15,807,818
Total Investments in Underlying Funds before Short-Term Investments (Cost — $89,266,156)				124,060,593

	Rate	Maturity Date	Face Amount
Short-Term Investments — 0.1%
Repurchase Agreements — 0.1%
Interest in $2,100,000,000 joint tri-party repurchase agreement dated 6/30/14 with RBS Securities Inc.; Proceeds at maturity — $91,414; (Fully collateralized by various U.S. government obligations, 0.125% to 2.625% due 7/15/14 to 2/15/42; Market value — $93,242)	0.050%	7/1/14	$91,414	91,414
Interest in $243,197,000 joint tri-party repurchase agreement dated 6/30/14 with Deutsche Bank Securities Inc.; Proceeds at maturity $10,586; (Fully collateralized by various U.S. government obligations, 0.000% due 8/15/17 to 11/15/42; Market value $10,904)	0.050%	7/1/14	10,586	10,586
Total Short-Term Investments (Cost — $102,000)				102,000
Total Investments — 99.9% (Cost — $89,368,156#)				124,162,593
Other Assets in Excess of Liabilities — 0.1%				74,848
Total Net Assets — 100.0%				$124,237,441

(a)	Underlying Fund is affiliated with Legg Mason, Inc. and more information about the Underlying Fund is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

QS Legg Mason Variable Lifestyle Series 2014 Semi-Annual Report	7

Statements of assets and liabilities (unaudited)

June 30, 2014

	QS Legg Mason Variable Lifestyle Allocation 85%	QS Legg Mason Variable Lifestyle Allocation 70%	QS Legg Mason Variable Lifestyle Allocation 50%

Assets:
Investments, at cost	$82,291,564	$33,234,161	$89,368,156
Investments, at value	129,945,393	51,513,594	124,162,593
Cash	416	292	491
Receivable for Underlying Funds sold	19,485	4,616	109,933
Receivable for Portfolio shares sold	—	41	—
Prepaid expenses	557	311	563
Total Assets	129,965,851	51,518,854	124,273,580

Liabilities:
Payable for Portfolio shares repurchased	18,758	93,487	14,497
Accrued expenses	42,953	28,279	21,642
Total Liabilities	61,711	121,766	36,139
Total Net Assets	$129,904,140	$51,397,088	$124,237,441

Net Assets:
Par value (Note 5)	$75	$35	$83
Paid-in capital in excess of par value	89,009,400	44,147,443	111,895,089
Undistributed net investment income	141,517	129,778	916,488
Accumulated net realized loss on Underlying Funds and capital gain distributions from Underlying Funds	(6,900,681)	(11,159,601)	(23,368,656)
Net unrealized appreciation on investments	47,653,829	18,279,433	34,794,437
Total Net Assets	$129,904,140	$51,397,088	$124,237,441

Shares Outstanding	7,525,060	3,475,087	8,290,376

Net Asset Value	$17.26	$14.79	$14.99

See Notes to Financial Statements.

8	QS Legg Mason Variable Lifestyle Series 2014 Semi-Annual Report

Statements of operations (unaudited)

For the Six Months Ended June 30, 2014

	QS Legg Mason Variable Lifestyle Allocation 85%	QS Legg Mason Variable Lifestyle Allocation 70%	QS Legg Mason Variable Lifestyle Allocation 50%

Investment Income:
Income distributions from Underlying Funds	$258,745	$234,239	$1,034,101
Interest	33	14	38
Total Investment Income	258,778	234,253	1,034,139

Expenses:
Shareholder reports	16,808	8,813	15,408
Audit and tax	13,863	13,631	13,870
Legal fees	11,462	11,339	11,609
Fund accounting fees	6,242	2,604	6,156
Trustees’ fees	4,954	1,944	4,531
Transfer agent fees	3,187	3,166	3,183
Insurance	1,629	909	1,643
Custody fees	9	15	13
Miscellaneous expenses	817	731	816
Total Expenses	58,971	43,152	57,229
Net Investment Income	199,807	191,101	976,910

Realized and Unrealized Gain on Underlying Funds and Capital Gain Distributions from Underlying Funds (Notes 1 and 3):
Net Realized Gain From:
Sale of Underlying Funds	1,189,145	1,240,736	1,645,460
Capital gain distributions from Underlying Funds	1,819	661	1,207
Net Realized Gain	1,190,964	1,241,397	1,646,667
Change in Net Unrealized Appreciation (Depreciation) on Underlying Funds	5,653,936	1,363,781	4,014,483
Net Gain on Underlying Funds and Capital Gain Distributions from Underlying Funds	6,844,900	2,605,178	5,661,150
Increase in Net Assets from Operations	$7,044,707	$2,796,279	$6,638,060

See Notes to Financial Statements.

QS Legg Mason Variable Lifestyle Series 2014 Semi-Annual Report	9

Statements of changes in net assets

QS Legg Mason Variable Lifestyle Allocation 85%

For the Six Months Ended June 30, 2014 (unaudited) and the Year Ended December 31, 2013	2014	2013

Operations:
Net investment income	$199,807	$1,181,787
Net realized gain	1,190,964	4,547,802
Change in net unrealized appreciation (depreciation)	5,653,936	22,785,922
Increase in Net Assets From Operations	7,044,707	28,515,511

Distributions to Shareholders From (Note 1):
Net investment income	(275,004)	(2,000,012)
Net realized gains	(1,102,641)	—
Decrease in Net Assets From Distributions to Shareholders	(1,377,645)	(2,000,012)

Portfolio Share Transactions (Note 5):
Net proceeds from sale of shares	1,027,452	2,537,477
Reinvestment of distributions	1,377,645	2,000,012
Cost of shares repurchased	(7,769,150)	(13,380,502)
Decrease in Net Assets From Portfolio Share Transactions	(5,364,053)	(8,843,013)
Increase in Net Assets	303,009	17,672,486

Net Assets:
Beginning of period	129,601,131	111,928,645
End of period*	$129,904,140	$129,601,131
*Includes undistributed net investment income of:	$141,517	$216,714

See Notes to Financial Statements.

10	QS Legg Mason Variable Lifestyle Series 2014 Semi-Annual Report

QS Legg Mason Variable Lifestyle Allocation 70%

For the Six Months Ended June 30, 2014 (unaudited) and the Year Ended December 31, 2013	2014	2013

Operations:
Net investment income	$191,101	$622,097
Net realized gain	1,241,397	3,365,616
Change in net unrealized appreciation (depreciation)	1,363,781	6,451,681
Increase in Net Assets From Operations	2,796,279	10,439,394

Distributions to Shareholders From (Note 1):
Net investment income	(175,003)	(800,005)
Decrease in Net Assets From Distributions to Shareholders	(175,003)	(800,005)

Portfolio Share Transactions (Note 5):
Net proceeds from sale of shares	217,081	482,007
Reinvestment of distributions	175,003	800,005
Cost of shares repurchased	(4,377,184)	(10,273,728)
Decrease in Net Assets From Portfolio Share Transactions	(3,985,100)	(8,991,716)
Increase (Decrease) in Net Assets	(1,363,824)	647,673

Net Assets:
Beginning of period	52,760,912	52,113,239
End of period*	$51,397,088	$52,760,912
*Includes undistributed net investment income of:	$129,778	$113,680

See Notes to Financial Statements.

QS Legg Mason Variable Lifestyle Series 2014 Semi-Annual Report	11

Statements of changes in net assets (cont’d)

QS Legg Mason Variable Lifestyle Allocation 50%

For the Six Months Ended June 30, 2014 (unaudited) and the Year Ended December 31, 2013	2014	2013

Operations:
Net investment income	$976,910	$2,156,218
Net realized gain	1,646,667	3,810,672
Change in net unrealized appreciation (depreciation)	4,014,483	11,379,012
Increase in Net Assets From Operations	6,638,060	17,345,902

Distributions to Shareholders From (Note 1):
Net investment income	(125,001)	(2,500,016)
Decrease in Net Assets From Distributions to Shareholders	(125,001)	(2,500,016)

Portfolio Share Transactions (Note 5):
Net proceeds from sale of shares	1,734,023	10,070,972
Reinvestment of distributions	125,001	2,500,016
Cost of shares repurchased	(9,771,735)	(18,340,250)
Decrease in Net Assets From Portfolio Share Transactions	(7,912,711)	(5,769,262)
Increase (Decrease) in Net Assets	(1,399,652)	9,076,624

Net Assets:
Beginning of period	125,637,093	116,560,469
End of period*	$124,237,441	$125,637,093
*Includes undistributed net investment income of:	$916,488	$64,579

See Notes to Financial Statements.

12	QS Legg Mason Variable Lifestyle Series 2014 Semi-Annual Report

Financial highlights

QS Legg Mason Variable Lifestyle Allocation 85%

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
	2014[1,2]	2013[1]	2012[1]	2011	2010	2009[3]		2009[4]

Net asset value, beginning of period	$16.51	$13.26	$11.65	$12.11	$10.63	$7.73		$12.75

Income (loss) from operations:
Net investment income	0.03	0.15	0.23 [5]	0.20 [5]	0.18	0.20	[5]	0.23	[5]
Net realized and unrealized gain (loss)	0.91	3.35	1.61	(0.48)	1.48	2.92		(4.97)
Total income (loss) from operations	0.94	3.50	1.84	(0.28)	1.66	3.12		(4.74)

Less distributions from:
Net investment income	(0.04)	(0.25)	(0.23)	(0.18)	(0.18)	(0.22)		(0.20)
Net realized gains	(0.15)	—	—	—	—	—		(0.08)
Total distributions	(0.19)	(0.25)	(0.23)	(0.18)	(0.18)	(0.22)		(0.28)

Net asset value, end of period	$17.26	$16.51	$13.26	$11.65	$12.11	$10.63		$7.73
Total return[6]	5.68%	26.50%	15.89%	(2.31)%	15.70%[7]	40.53%[7]		(37.53)%

Net assets, end of period (000s)	$129,904	$129,601	$111,929	$100,037	$103,838	$89,463		$59,371

Ratios to average net assets:
Gross expenses[8]	0.09%[9]	0.11%	0.11%	0.11%	0.15%	0.21%[9]		0.15%
Net expenses[8,10,11]	0.09 [9]	0.11	0.11	0.11	0.15	0.19	[9,12]	0.12	[12]
Net investment income	0.32 [9]	0.98	1.85 [5]	1.64 [5]	1.65	2.52	[5,9]	2.30	[5]

Portfolio turnover rate	2%	9%	14%	40%	17%	10%		34%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2014 (unaudited).

[3]	For the period February 1, 2009 through December 31, 2009.

[4]	For the year ended January 31.

[5]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]

The total return includes gains from settlement of investment litigations. Without these gains, the total return would have been 15.60% and 39.87% for the year ended December 31, 2010 and the period ended December 31, 2009, respectively.

[8]	Does not include expenses of the Underlying Funds in which the Portfolio invests.

[9]	Annualized.

[10]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[11]

As a result of an expense limitation arrangement, effective December 1, 2007, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of shares did not exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[12]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

QS Legg Mason Variable Lifestyle Series 2014 Semi-Annual Report	13

Financial highlights (cont’d)

QS Legg Mason Variable Lifestyle Allocation 70%

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
	2014[1,2]	2013[1]	2012[1]		2011	2010	2009[3]		2009[4]

Net asset value, beginning of period	$14.05	$11.71	$10.47		$10.74	$9.53	$7.09		$10.94

Income (loss) from operations:
Net investment income	0.05	0.15	0.21	[5]	0.22 [5]	0.22	0.27	[5]	0.30	[5]
Net realized and unrealized gain (loss)	0.74	2.40	1.31		(0.28)	1.20	2.47		(3.89)
Total income (loss) from operations	0.79	2.55	1.52		(0.06)	1.42	2.74		(3.59)

Less distributions from:
Net investment income	(0.05)	(0.21)	(0.28)		(0.21)	(0.21)	(0.30)		(0.25)
Net realized gains	—	—	—		—	—	—		(0.01)
Total distributions	(0.05)	(0.21)	(0.28)		(0.21)	(0.21)	(0.30)		(0.26)

Net asset value, end of period	$14.79	$14.05	$11.71		$10.47	$10.74	$9.53		$7.09
Total return[6]	5.63%	21.82%	14.60%		(0.58)%	15.01%[7]	38.90%[7]		(33.03)%

Net assets, end of period (000s)	$51,397	$52,761	$52,113		$56,301	$69,946	$71,982		$59,526

Ratios to average net assets:
Gross expenses[8]	0.17%[9]	0.18%	0.17%		0.14%	0.20%	0.23%[9]		0.14%
Net expenses[8,10,11]	0.17 [9]	0.18	0.17	[12]	0.14	0.18 [12]	0.20	[9,12]	0.10	[12]
Net investment income	0.75 [9]	1.17	1.90	[5]	1.83 [5]	2.02	3.32	[5,9]	2.89	[5]

Portfolio turnover rate	3%	9%	11%		30%	14%	11%		26%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2014 (unaudited).

[3]	For the period February 1, 2009 through December 31, 2009.

[4]	For the year ended January 31.

[5]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]

The total return includes gains from settlement of investment litigations. Without these gains, the total return would have been 14.79% and 37.59% for the year ended December 31, 2010 and the period ended December 31, 2009, respectively.

[8]	Does not include expenses of the Underlying Funds in which the Portfolio invests.

[9]	Annualized.

[10]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[11]

As a result of an expense limitation arrangement, effective December 1, 2007, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of shares did not exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[12]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

14	QS Legg Mason Variable Lifestyle Series 2014 Semi-Annual Report

QS Legg Mason Variable Lifestyle Allocation 50%

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
	2014[1,2]	2013[1]	2012[1]	2011	2010	2009[3]		2009[4]

Net asset value, beginning of period	$14.22	$12.58	$11.43	$11.60	$10.45	$8.06		$12.04

Income (loss) from operations:
Net investment income	0.11	0.24	0.29 [5]	0.30 [5]	0.34	0.43	[5]	0.46	[5]
Net realized and unrealized gain (loss)	0.67	1.69	1.20	(0.16)	1.15	2.44		(3.65)
Total income (loss) from operations	0.78	1.93	1.49	0.14	1.49	2.87		(3.19)

Less distributions from:
Net investment income	(0.01)	(0.29)	(0.34)	(0.31)	(0.34)	(0.48)		(0.40)
Net realized gains	—	—	—	—	—	—		(0.39)
Total distributions	(0.01)	(0.29)	(0.34)	(0.31)	(0.34)	(0.48)		(0.79)

Net asset value, end of period	$14.99	$14.22	$12.58	$11.43	$11.60	$10.45		$8.06
Total return[6]	5.52%	15.33%	13.10%	1.17%	14.35%[7]	35.93%[7]		(27.51)%

Net assets, end of period (000s)	$124,237	$125,637	$116,560	$114,975	$125,315	$126,294		$112,415

Ratios to average net assets:
Gross expenses[8]	0.09%[9]	0.10%	0.10%	0.09%	0.13%	0.14%[9]		0.09%
Net expenses[8,10,11]	0.09 [9]	0.10	0.10	0.09	0.13	0.14	[9]	0.07	[12]
Net investment income	1.58 [9]	1.77	2.39 [5]	2.44 [5]	2.89	4.66	[5,9]	3.96	[5]

Portfolio turnover rate	4%	13%	14%	37%	20%	11%		24%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2014 (unaudited).

[3]	For the period February 1, 2009 through December 31, 2009.

[4]	For the year ended January 31.

[5]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]

The total return includes gains from settlement of investment litigations. Without these gains, the total return would have been 14.25% and 35.54% for the year ended December 31, 2010 and the period ended December 31, 2009, respectively.

[8]	Does not include expenses of the Underlying Funds in which the Portfolio invests.

[9]	Annualized.

[10]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[11]

As a result of an expense limitation arrangement, effective December 1, 2007, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of shares did not exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[12]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

QS Legg Mason Variable Lifestyle Series 2014 Semi-Annual Report	15

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

QS Legg Mason Variable Lifestyle Allocation 85% (formerly Legg Mason Variable Lifestyle Allocation 85%) (“Lifestyle Allocation 85%”), QS Legg Mason Variable Lifestyle Allocation 70% (formerly Legg Mason Variable Lifestyle Allocation 70%) (“Lifestyle Allocation 70%”) and QS Legg Mason Variable Lifestyle Allocation 50% (formerly Legg Mason Variable Lifestyle Allocation 50%) (“Lifestyle Allocation 50%”) (the “Portfolios”) are separate non-diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios invest in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”). Shares of the Portfolios are offered to separate accounts sponsored by certain life insurance companies and qualified pension and retirement plans, including affiliates of the investment manager.

The following are significant accounting policies consistently followed by the Portfolios and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Investments in the Underlying Funds, excluding ETFs, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Portfolios hold securities or other assets that are denominated in a foreign currency, the Portfolios will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolios calculate their net asset value, the Portfolios value these securities as determined in accordance with procedures approved by the Portfolios’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolios’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolios, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

16	QS Legg Mason Variable Lifestyle Series 2014 Semi-Annual Report

The Portfolios use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolios’ own assumption in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolios’ assets carried at fair value:

Lifestyle Allocation 85%

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$129,692,393	—	—	$129,692,393
Short-term investments†	—	$253,000	—	253,000
Total investments	$129,692,393	$253,000	—	$129,945,393

†	See Schedules of Investments for additional detailed categorizations.

Lifestyle Allocation 70%

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$51,394,594	—	—	$51,394,594
Short-term investments†	—	$119,000	—	119,000
Total investments	$51,394,594	$119,000	—	$51,513,594

†	See Schedules of Investments for additional detailed categorizations.

Lifestyle Allocation 50%

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$124,060,593	—	—	$124,060,593
Short-term investments†	—	$102,000	—	102,000
Total investments	$124,060,593	$102,000	—	$124,162,593

†	See Schedules of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolios may enter into repurchase agreements with institutions that their investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolios acquire a debt security subject to an obligation of the seller to repurchase, and of the Portfolios to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolios’ holding period. When entering into repurchase agreements, it is the Portfolios’ policy that their custodian or a third party custodian, acting on the Portfolios’ behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolios generally have the right to use the collateral to satisfy the terms of the repurchase transaction. However, if

QS Legg Mason Variable Lifestyle Series 2014 Semi-Annual Report	17

Notes to financial statements (unaudited) (cont’d)

the market value of the collateral declines during the period in which the Portfolios seek to assert their rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolios may be delayed or limited.

(c) Fund of funds risk. Your cost of investing in the Portfolios, as funds of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Portfolios’ approval, which could force the Portfolios to withdraw their investments from such Underlying Fund at a time that is unfavorable to the Portfolios. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Portfolios would indirectly bear the costs of these trades without accomplishing any investment purpose.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as investment income. Interest income is recorded on an accrual basis. Short-term and long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The cost of investments sold is determined by use of the specific identification method.

(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolios are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Compensating balance arrangements. The Portfolios have an arrangement with their custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolios’ cash on deposit with the bank.

(g) Federal and other taxes. It is the Portfolios’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Portfolios intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Portfolios’ financial statements.

Management has analyzed the Portfolios’ tax positions taken on income tax returns for all open tax years and has concluded that as of June 30, 2014, no provision for income tax is required in the Portfolios’ financial statements. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each Portfolio’s investment manager and QS Legg Mason Global Asset Allocation, LLC (formerly Legg Mason Global Asset Allocation, LLC) (“QS LMGAA”) is each Portfolio’s subadviser. Western Asset Management Company (“Western Asset”) manages each Portfolio’s cash and short-term instruments. LMPFA, QS LMGAA and Western Asset are wholly-owned subsidiaries of Legg Mason. The Portfolios do not pay a management fee or subadviser fee.

LMPFA provides administrative and certain oversight services to the Portfolios. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolios, except, for the management of cash and short-term instruments, which is provided by Western Asset.

The Portfolios bear all expenses incurred in their operations, subject to LMPFA’s agreement to waive fees and/or reimburse expenses incurred directly by the Portfolios, such that each Portfolio’s total annual operating expenses (other than interest, brokerage, taxes, extraordinary expenses and Underlying Funds’ fees and expenses), are not expected to exceed 0.20% of each Portfolios’ average daily net assets. The investment manager is also permitted to recapture amounts waived and/or reimbursed to the Portfolios during the same fiscal year if the Portfolios’ total annual operating expenses have fallen to a level below the limit described above. In no case will the investment manager recapture any amount that would result, on any particular business day of the Portfolios, in the Portfolios’ total annual operating expenses exceeding this limit or any other lower limit then in effect. These expense limitation agreements cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

In addition, the Portfolios indirectly pay management and/or administration fees to LMPFA and other wholly-owned subsidiaries of Legg Mason as a shareholder in the Underlying Funds. These management and administration fees ranged from 0.20% to 1.00% of the average daily net assets of the Underlying Funds.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Portfolios’ sole and exclusive distributor.

18	QS Legg Mason Variable Lifestyle Series 2014 Semi-Annual Report

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2014, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
Lifestyle Allocation 85%	$3,061,469	$9,873,532
Lifestyle Allocation 70%	1,576,671	5,653,889
Lifestyle Allocation 50%	5,210,453	12,372,509

At June 30, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
Lifestyle Allocation 85%	$47,653,829	—	$47,653,829
Lifestyle Allocation 70%	18,279,433	—	18,279,433
Lifestyle Allocation 50%	34,794,437	—	34,794,437

4. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the six months ended June 30, 2014, the Portfolios did not invest in any derivative instruments.

5. Shares of beneficial interest

At June 30, 2014, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share.

Transactions in shares of the Portfolios were as follows:

	Six Months Ended June 30, 2014	Year Ended December 31, 2013

Lifestyle Allocation 85%
Shares sold	62,011	173,909
Shares issued on reinvestment	81,038	125,465
Shares repurchased	(465,797)	(894,522)
Net decrease	(322,748)	(595,148)

Lifestyle Allocation 70%
Shares sold	15,230	37,682
Shares issued on reinvestment	11,995	58,336
Shares repurchased	(307,517)	(789,698)
Net decrease	(280,292)	(693,680)

Lifestyle Allocation 50%
Shares sold	119,858	750,378
Shares issued on reinvestment	8,435	176,821
Shares repurchased	(672,769)	(1,354,846)
Net decrease	(544,476)	(427,647)

6. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Funds own 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Legg Mason through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to certain of the Underlying Funds held by the Funds. Based on the Funds’ relative ownership, the following Underlying Funds were considered affiliated companies for all or some portion of the six months ended June 30, 2014.

QS Legg Mason Variable Lifestyle Series 2014 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

Lifestyle Allocation 85%

	Affiliate Value at December 31, 2013	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at June 30, 2014	Realized Gain/Loss from Sale of Affiliated Underlying Funds
		Cost	Shares	Cost	Shares
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	$14,494,050	$83,417	4,436	$821,724	44,908	—	—	$14,635,320	$36,109
QS Batterymarch International Equity Fund, Class IS Shares	12,779,795	94,433	6,266	703,006	49,458	$22,138	—	12,678,691	40,450
QS Legg Mason Strategic Real Return Fund, Class IS Shares	8,403,638	731,904	52,946	804,086	57,303	—	—	8,942,824	18,077
ClearBridge Aggressive Growth Fund, Class IS Shares	13,658,671	76,002	370	943,050	7,307	—	—	13,828,553	543,432
ClearBridge Appreciation Fund, Class IS Shares	14,212,255	81,564	4,257	799,659	43,332	—	—	14,151,529	39,111
ClearBridge International Value Fund, Class IS Shares	13,864,231	76,002	6,635	1,449,510	132,043	—	—	12,920,773	59,071
ClearBridge Mid Cap Core Fund, Class IS Shares	6,582,194	38,894	1,215	363,254	11,892	—	$1,819	6,622,029	18,005
ClearBridge Small Cap Growth Fund, Class IS Shares	9,750,960	1,064,658	38,787	643,138	28,293	—	—	9,934,484	179,687
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	15,035,036	85,271	5,480	913,870	72,950	—	—	15,019,529	236,325
Royce Value Fund, Institutional Class Shares	9,546,306	53,758	4,060	539,661	41,268	—	—	9,370,375	13,165
Western Asset Core Plus Bond Fund, Class IS Shares	2,883,041	69,286	6,051	171,598	15,359	52,232	—	2,885,669	3,781
Western Asset High Yield Fund, Class IS Shares	3,688,067	135,126	14,646	226,433	24,824	112,881	—	3,678,220	2,322
Western Asset Total Return Unconstrained Fund, Class IS Shares	4,763,130	471,154	44,568	305,397	28,657	71,494	—	5,024,397	(390)
	$129,661,374	$3,061,469		$8,684,386		$258,745	$1,819	$129,692,393	$1,189,145
Lifestyle Allocation 70%
	Affiliate Value at December 31, 2013	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at June 30, 2014	Realized Gain/Loss from Sale of Affiliated Underlying Funds
		Cost	Shares	Cost	Shares
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	$5,466,495	$15,013	794	$450,623	27,397	—	—	$5,291,071	$72,219
QS Batterymarch International Equity Fund, Class IS Shares	3,395,223	14,748	962	271,384	23,215	$5,594	—	3,200,109	77,114
QS Legg Mason Strategic Real Return Fund, Class IS Shares	3,476,277	210,252	15,210	370,629	26,949	—	—	3,551,160	14,421
ClearBridge Aggressive Growth Fund, Class IS Shares	5,109,836	13,548	64	150,007	3,713	—	—	4,939,910	601,399
ClearBridge Appreciation Fund, Class IS Shares	5,349,765	14,646	756	393,924	22,743	—	—	5,179,524	45,434
ClearBridge International Value Fund, Class IS Shares	4,067,785	10,619	909	438,974	46,469	—	—	3,688,162	89,560
ClearBridge Mid Cap Core Fund, Class IS Shares	2,455,192	7,252	222	179,003	6,181	—	$661	2,403,413	18,708
ClearBridge Small Cap Growth Fund, Class IS Shares	2,928,523	327,289	11,801	274,054	12,756	—	—	2,863,069	96,609
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	5,683,821	15,379	977	490,396	42,564	—	—	5,410,533	177,129
Royce Value Fund, Institutional Class Shares	2,863,322	7,689	571	281,314	23,290	—	—	2,648,510	29,349
Western Asset Core Plus Bond Fund, Class IS Shares	5,110,390	429,576	37,911	503,491	45,195	95,490	—	5,222,130	13,048
Western Asset High Yield Fund, Class IS Shares	2,035,530	67,267	7,286	172,756	19,083	61,409	—	1,972,508	2,987
Western Asset Total Return Unconstrained Fund, Class IS Shares	4,925,136	443,393	41,835	436,598	41,285	71,746	—	5,024,495	2,759
	$52,867,295	$1,576,671		$4,413,153		$234,239	$661	$51,394,594	$1,240,736

20	QS Legg Mason Variable Lifestyle Series 2014 Semi-Annual Report

Lifestyle Allocation 50%

	Affiliate Value at December 31, 2013	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at June 30, 2014	Realized Gain/Loss from Sale of Affiliated Underlying Funds
		Cost	Shares	Cost	Shares
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	$9,374,804	$70,288	3,660	$783,470	46,284	—	—	$9,134,440	$101,466
QS Batterymarch International Equity Fund, Class IS Shares	5,567,745	50,446	3,332	491,643	37,402	$9,243	—	5,285,614	72,577
QS Legg Mason Strategic Real Return Fund, Class IS Shares	8,436,049	267,864	19,250	627,362	44,992	—	—	8,658,711	19,472
ClearBridge Aggressive Growth Fund, Class IS Shares	8,357,963	118,493	577	745,582	6,180	—	—	8,160,885	502,948
ClearBridge Appreciation Fund, Class IS Shares	9,079,045	135,164	6,938	766,707	45,341	—	—	8,768,061	110,128
ClearBridge International Value Fund, Class IS Shares	5,765,587	41,203	3,591	576,555	67,959	—	—	5,229,947	196,166
ClearBridge Mid Cap Core Fund, Class IS Shares	4,625,616	35,139	1,094	446,142	16,561	—	$1,207	4,385,119	87,275
ClearBridge Small Cap Growth Fund, Class IS Shares	5,735,626	517,703	18,295	567,984	26,125	—	—	5,432,442	189,737
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	9,824,253	72,711	4,604	718,183	65,051	—	—	9,542,036	299,854
Royce Value Fund, Institutional Class Shares	5,615,685	158,703	11,789	612,360	47,928	—	—	5,312,385	30,361
Western Asset Core Plus Bond Fund, Class IS Shares	30,255,660	2,269,918	200,501	2,642,469	233,163	570,639	—	31,038,764	28,375
Western Asset High Yield Fund, Class IS Shares	7,405,244	285,310	30,910	555,479	60,049	227,141	—	7,304,371	(1,050)
Western Asset Total Return Unconstrained Fund, Class IS Shares	15,519,428	1,187,511	112,061	1,193,112	112,628	227,078	—	15,807,818	8,151
	$125,562,705	$5,210,453		$10,727,048		$1,034,101	$1,207	$124,060,593	$1,645,460

7. Capital loss carryforward

As of December 31, 2013, the Portfolios had the following net capital loss carryforward remaining:

Year of Expiration	Lifestyle Allocation 85%	Lifestyle Allocation 70%	Lifestyle Allocation 50%
12/31/2016	—	$(1,548,306)	$(1,420,792)
12/31/2017	—	(4,794,598)	(12,981,017)
12/31/2018	—	(2,103,896)	(2,322,572)
	—	$(8,446,800)	$(16,724,381)

These amounts will be available to offset any future taxable capital gains.

QS Legg Mason Variable Lifestyle Series 2014 Semi-Annual Report	21

QS Legg Mason

Variable Lifestyle Series

Trustees

Paul R. Ades

Andrew L. Breech

Althea L. Duersten*

Dwight B. Crane

Kenneth D. Fuller

President

Frank G. Hubbard

Howard J. Johnson

Chairman

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

QS Legg Mason Global Asset Allocation, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent**

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

*	Effective April 1, 2014, Ms. Duersten became a Trustee.
**	Effective on or about September 8, 2014, BNY Mellon Investment Servicing (US) Inc. will serve as each Portfolio’s transfer agent.

QS Legg Mason Variable Lifestyle Series

QS Legg Mason Variable Lifestyle Allocation 85%

QS Legg Mason Variable Lifestyle Allocation 70%

QS Legg Mason Variable Lifestyle Allocation 50%

The Portfolios are separate investment series of Legg Mason Partners Variable Equity Trust, a Maryland statutory trust.

QS Legg Mason Variable Lifestyle Series

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Portfolios at 1-877-721-1926.

Information on how the Portfolios voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling the Portfolios at 1-877-721-1926, (2) on the Portfolios’ website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of QS Legg Mason Variable Lifestyle Allocation 85%, QS Legg Mason Variable Lifestyle Allocation 70% and QS Legg Mason Variable Lifestyle Allocation 50%. This report is not authorized for distribution to prospective investors in the Portfolios unless preceded or accompanied by a current prospectus.

Investors should consider each Portfolio’s investment objectives, risks, charges and expenses carefully before investing. Each prospectus contains this and other important information about the Portfolios. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2014 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and

Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and

Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

© 2014 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD01325 8/14 SR14-2266

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)    The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	August 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	August 22, 2014

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	August 22, 2014